SEMI-ANNUAL REPORT
                                 NOVEMBER 30, 2000

                                [GRAPHIC OMITTED]

Mercury
Pan-European
Growth
Fund                         OF MERCURY FUNDS, INC.

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF NOVEMBER 30, 2000
================================================================================
Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
--------------------------------------------------------------------------------
Vodafone AirTouch PLC                                                    5.1%
--------------------------------------------------------------------------------
Nokia Oyj                                                                4.8
--------------------------------------------------------------------------------
Shell Transport & Trading Company                                        4.2
--------------------------------------------------------------------------------
Nestle SA (Registered Shares)                                            3.0
--------------------------------------------------------------------------------
Total Fina SA 'B'                                                        2.8
--------------------------------------------------------------------------------
Novartis AG (Registered Shares)                                          2.6
--------------------------------------------------------------------------------
Axa                                                                      2.5
--------------------------------------------------------------------------------
Glaxo Wellcome PLC                                                       2.2
--------------------------------------------------------------------------------
HSBC Holdings PLC                                                        2.1
--------------------------------------------------------------------------------
BP Amoco PLC                                                             2.1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ten Largest                                                           Percent of
Industry Holdings                                                     Net Assets
--------------------------------------------------------------------------------
Banks                                                                    14.4%
--------------------------------------------------------------------------------
Pharmaceuticals                                                          11.7
--------------------------------------------------------------------------------
Oil & Gas                                                                 9.1
--------------------------------------------------------------------------------
Insurance                                                                 8.5
--------------------------------------------------------------------------------
Communications Equipment                                                  7.9
--------------------------------------------------------------------------------
Wireless Telecommunication
Services                                                                  6.2
--------------------------------------------------------------------------------
Diversified Telecommunication
Services                                                                  5.3
--------------------------------------------------------------------------------
Food Products                                                             4.1
--------------------------------------------------------------------------------
Commercial Services & Supplies                                            3.9
--------------------------------------------------------------------------------
Diversified Financials                                                    3.5
--------------------------------------------------------------------------------

GEOGRAPHIC ALLOCATION
================================================================================

GEOGRAPHIC ALLOCATION

A pie chart illustrating the following percentages
(As a Percentage of Net Assets as of November 30, 2000*)

Belgium                                                                     2.2%
Finland                                                                     5.3%
France                                                                     18.1%
Germany                                                                     8.7%
Italy                                                                       5.6%
Netherlands                                                                 8.6%
Spain                                                                       4.2%
Sweden                                                                      4.1%
Switzerland                                                                12.3%
United Kingdom                                                             27.8%
Denmark                                                                     1.0%

*     Total may not equal 100%.


             November 30, 2000 (2) Mercury Pan-European Growth Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report to shareholders. For the six months ended November 30, 2000, Mercury Pan-European Growth Fund's Class I, Class A, Class B and Class C Shares had total returns of -10.47%, -10.58%, -10.93% and -10.93%, respectively. This compared with a total return of -9.68% for the unmanaged Morgan Stanley Capital International (MSCI) Europe Index for the same period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

During the six-month period, we witnessed a clear rotation away from the highly valued technology stocks that had long dominated the market, and toward the more defensive areas of consumer staples, healthcare and financials. Information technology, media and telecommunications lost substantial ground, as did cyclicals.

Portfolio holdings that performed particularly well during this period included Tesco PLC, HSBC Holdings PLC and Nestle SA. Conversely, shares in the technology, media and telecommunications sectors weakened substantially, with many falling more than 20% over the period. Overall, value stocks were the clear winners over the six months ended November 30, 2000, and our slight growth bias did not benefit the Fund.

Economic Review

Toward the end of the six-month period, it became apparent that growth would slow in Europe. The European Central Bank (ECB) has been raising interest rates over the past year in order to combat cost pressures brought on by rising oil prices and a weaker euro. The primary lending rate stood at 4.75% as of the end of November. However, it appears that European growth rates are beginning to converge with those in the United States, given the rapid deceleration in the growth of the US gross domestic product (GDP). Europe's GDP growth for the second quarter of 2000 came in at 3.7%, as compared to 5.6% in the United States.

Unemployment continued to fall in Europe, standing at 8.9% as of October. This represents a dramatic improvement from the double-digit levels that persisted throughout most of the 1990s. While sentiment has been somewhat mixed, prospects for 2001 seem solid, with consumer and investment spending likely to remain supportive.

The euro tumbled from $.93 on June 1, 2000 to a low of just over $.82 on October 26, 2000, rebounding to $.87 at the end of November. Since most of the Fund's stocks are priced in euros, the net effect of the currency movement during the six months ended November 30, 2000 detracted from our absolute dollar returns by more than 6%.

A major economic event during these six months was the July passage of watershed tax reform in Germany. Beginning in January 2001, corporate and personal tax rates will be cut. However, more important may be the elimination of the tax on corporate cross holdings, which is slated to take effect in 2002. This will essentially allow businesses to sell long-standing and substantial stakes in other companies, freeing up cash to finance


             November 30, 2000 (3) Mercury Pan-European Growth Fund expansion in core areas. This will particularly affect the large German banks that have amassed numerous positions in non-financial businesses over the years.

Market Review

As noted, we have seen a volatile market during the last six months characterized by movement away from high technology, telecommunications and media, and toward consumer staples, financials and healthcare. Fear of a hard landing meant that cyclicals were not spared. The telecommunications services sector was down more than 35%, consumer discretionary was down 16% and the industrial sector declined 13%. Energy stocks saw profit-taking during the period, leaving this sector down 8%. The bright spots included consumer staples, which were up 12%, and healthcare, with an increase of 4%.

Only two of the 15 countries in the MSCI Europe Index posted positive returns for the six months ended November 30, 2000. Finland and Sweden, which have relatively large telecommunications industries, were down 23% and 32%, respectively. The large markets were not spared, with France falling 14% and Germany declining 17%.

Corporate activity remained high, both in terms of new issues as well as mergers and acquisitions. Among the more notable transactions were Vivendi's planned purchase of Canadian media and drinks group Seagram, and Deutsche Telekom AG's acquisition of VoiceStream in the United States. However, reflecting the difficult market background, investors became increasingly reluctant to support the high valuation levels paid in take-over situations, and the steady flow of new issues in the telecommunications sector continued to negatively affect investor sentiment.

Portfolio Activity

As long-term investors focusing on a two-year-three-year time horizon, we do not trade the portfolio frequently. We remained fully invested throughout the period, with no fundamental shifts in our positioning. Given the prevailing market conditions, the Portfolio's slight growth bias had a marginally negative impact on relative returns.

Our sector overlay is strategic in nature. Throughout the period, we were underweighted in the telecommunications services sector, which benefited the Fund. We continued to favor companies operating in less capital-intensive areas of the market and which can benefit from outsourcing. However, our decision to overweight commercial services companies (such as Adecco SA, a Swiss firm that provides human resources and staffing solutions, and ISS A/S, a Danish provider of maintenance and cleaning services) detracted somewhat from performance.

We added Alcatel, a reasonably priced telecommunications company with exposure to the fiber optics segment, to the Portfolio. We sold UBS AG following disappointing results with respect to its private banking business.


             November 30, 2000 (4) Mercury Pan-European Growth Fund

Investment Outlook

Given the slowdown in the US economy, it appears that European and US growth rates may be converging. The recent appreciation of the euro may indicate that investor sentiment is pointing in that direction. A stronger euro could ultimately lead to lower inflation and more relaxed monetary policy by the ECB, which would be beneficial for European equities. In addition, impending fiscal stimulus in the form of tax cuts in Germany, France and Italy should be beneficial and offer some protection against any hard-landing scenario. Against this backdrop, further reform and deregulation continue unabated. We see continued strong equity inflows into mutual funds supported by the burgeoning equity culture wherein investors realize that ownership can be more attractive than lending.

Europe is in the early stages of substantive change. We believe enormous potential may be unlocked, creating an attractive environment for the equity investor in Europe. The Portfolio is expected to remain fully invested, focusing on larger, higher-quality European companies that we believe offer excellent potential for growth and that allow us to participate fully in the unfolding European story.

In Conclusion

We thank you for your investment in Mercury Pan-European Growth Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek                           /s/ Olivier Rudigoz

Jeffrey Peek                               Olivier Rudigoz
President and Director                     Portfolio Manager

January 2, 2001

--------------------------------------------------------------------------------
Effective October 13, 2000, Olivier Rudigoz became responsible for the day-to-day management of Mercury Pan-European Growth Fund. Mr. Rudigoz has been employed by Merrill Lynch Investment Managers, L.P. since 1999. Prior to that, Mr. Rudigoz was employed by Putnam Investments from April 1998 to April 1999 as portfolio manager of the International Growth Team and by Parabas Asset Management from August 1989 to March 1998 as portfolio manager of the European Equities Team.
--------------------------------------------------------------------------------


             November 30, 2000 (5) Mercury Pan-European Growth Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


             November 30, 2000 (6) Mercury Pan-European Growth Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                       % Return        % Return
                                                     Without Sales    With Sales
Class I Shares*                                         Charge         Charge**
--------------------------------------------------------------------------------
One Year
Ended 9/30/00                                           +7.75%          +2.09%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/00                                         +6.85           +3.89
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

================================================================================
                                                       % Return        % Return
                                                     Without Sales    With Sales
Class A Shares*                                         Charge         Charge**
--------------------------------------------------------------------------------
One Year
Ended 9/30/00                                           +7.46%          +1.82%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/00                                         +6.59           +3.64
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                       % Return         % Return
                                                        Without           With
Class B Shares*                                          CDSC            CDSC**
--------------------------------------------------------------------------------
One Year
Ended 9/30/00                                           +6.55%           +2.55%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/00                                         +5.76            +3.76
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.


                                                       % Return         % Return
                                                        Without           With
Class C Shares*                                          CDSC            CDSC**
--------------------------------------------------------------------------------
Ended 9/30/00                                           +6.71%           +5.71%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/00                                         +5.78            +5.78
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                  6 Month           12 Month     Since Inception
As of November 30, 2000         Total Return      Total Return     Total Return
--------------------------------------------------------------------------------
Class I                           -10.47%            -6.07%           +6.14%
--------------------------------------------------------------------------------
Class A                           -10.58             -6.27            +5.63
--------------------------------------------------------------------------------
Class B                           -10.93             -6.93            +3.96
--------------------------------------------------------------------------------
Class C                           -10.93             -6.97            +3.91
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


             November 30, 2000 (7) Mercury Pan-European Growth Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of November 30, 2000
--------------------------------------------------------------------------------

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

Assets:

Investment in Mercury Master Pan-European Growth Portfolio, at value
  (identified cost--$388,802,158)                                            $ 416,407,274
Prepaid registration fees                                                          109,210
                                                                             -------------
Total assets                                                                   416,516,484
                                                                             -------------
------------------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                             298,178
Payable to administrator                                                            79,674
Accrued expenses                                                                   182,478
                                                                             -------------
Total liabilities                                                                  560,330
                                                                             -------------
------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                   $ 415,956,154
                                                                             =============
------------------------------------------------------------------------------------------
Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                          $         322
Class A Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                    431
Class B Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                  2,299
Class C Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                    988
Paid-in capital in excess of par                                               391,624,239
Accumulated investment loss--net                                                (1,630,036)
Accumulated realized capital losses on investments and foreign currency
  transactions from the Portfolio--net                                          (1,647,205)
Unrealized appreciation on investments and foreign currency transactions
  from the Portfolio--net                                                       27,605,116
                                                                             -------------
Net assets                                                                   $ 415,956,154
                                                                             =============
------------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $33,574,484 and 3,217,596 shares
  outstanding                                                                $       10.43
                                                                             =============
Class A--Based on net assets of $44,794,726 and 4,307,050 shares
  outstanding                                                                $       10.40
                                                                             =============
Class B--Based on net assets of $236,079,324 and 22,987,578 shares
  outstanding                                                                $       10.27
                                                                             =============
Class C--Based on net assets of $101,507,620 and 9,880,230 shares
  outstanding                                                                $       10.27
                                                                             =============
------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 2000 (8) Mercury Pan-European Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2000
--------------------------------------------------------------------------------

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

Investment Income:

Investment income allocated from the Portfolio (net of $392,525 foreign
  withholding tax)                                                                           $  3,559,217
Expenses allocated from the Portfolio                                                          (2,190,803)
                                                                                             ------------
Net investment income from the Portfolio                                                        1,368,414
                                                                                             ------------
---------------------------------------------------------------------------------------------------------

Expenses:

Account maintenance and distribution fees--Class B                          $ 1,373,829
Administration fee                                                              611,242
Account maintenance and distribution fees--Class C                              598,651
Transfer agent fees--Class B                                                    125,898
Registration fees                                                                78,764
Account maintenance fees--Class A                                                69,616
Transfer agent fees--Class C                                                     56,455
Printing and shareholder reports                                                 32,027
Transfer agent fees--Class A                                                     20,144
Professional fees                                                                15,767
Transfer agent fees--Class I                                                     14,074
Accounting services                                                               1,144
Other                                                                               839
                                                                            -----------
Total expenses                                                                                  2,998,450
                                                                                             ------------
Investment loss--net                                                                           (1,630,036)
                                                                                             ------------
---------------------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the Portfolio--Net:

Realized gain (loss) from the Portfolio on:
  Investments--net                                                            1,559,282
  Foreign currency transactions--net                                           (323,859)        1,235,423
                                                                            -----------
Changes in unrealized appreciation on investments and foreign
  currency transactions from the Portfolio--net                                               (51,628,563)
                                                                                             ------------
Net Decrease in Net Assets Resulting from Operations                                         $(52,023,176)
                                                                                             ============
---------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 2000 (9) Mercury Pan-European Growth Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

                                                                     For the Six           For the
                                                                    Months Ended         Year Ended
Increase (Decrease) in Net Assets:                                  Nov. 30, 2000       May 31, 2000
----------------------------------------------------------------------------------------------------
Operations:

Investment loss--net                                                $ (1,630,036)      $  (2,867,152)
Realized gain on investments and foreign currency
  transactions from the Portfolio--net                                  1,235,423            119,852
Change in unrealized appreciation on investments and foreign
  currency transactions from the Portfolio--net                       (51,628,563)        75,497,598
                                                                    --------------------------------
Net increase (decrease) in net assets resulting from operations       (52,023,176)        72,750,298
                                                                    --------------------------------
----------------------------------------------------------------------------------------------------

Dividends & Distributions to Shareholders:

In excess of investment income--net:
  Class I                                                                      --           (319,718)
  Class A                                                                      --           (438,153)
  Class B                                                                      --           (897,376)
  Class C                                                                      --           (358,303)
Realized gain on investments from the Portfolio--net
  Class I                                                                      --           (353,344)
  Class A                                                                      --           (628,989)
  Class B                                                                      --         (2,829,357)
  Class C                                                                      --         (1,321,333)
                                                                    --------------------------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders                                                --         (7,146,573)
                                                                    --------------------------------
----------------------------------------------------------------------------------------------------

Capital Share Transactions:

Net decrease in net assets derived from capital
  share transactions                                                  (48,077,698)      (101,982,761)
                                                                    --------------------------------
----------------------------------------------------------------------------------------------------

Net Assets:

Total decrease in net assets                                         (100,100,874)       (36,379,036)
Beginning of period                                                   516,057,028        552,436,064
                                                                    --------------------------------
End of period                                                       $ 415,956,154      $ 516,057,028
                                                                    ================================
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 2000 (10) Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                   Class I
                                           ---------------------------------------------------
                                             For the Six           For the      For the Period
                                             Months Ended        Year Ended     Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:    Nov. 30, 2000++     May 31, 2000++  to May 31, 1999
----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $    11.65         $    10.31       $    10.00
                                                ----------------------------------------------
Investment income--net                                 .01                .04              .08
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions from the Portfolio--net               (1.23)              1.51              .23
                                                ----------------------------------------------
Total from investment operations                     (1.22)              1.55              .31
                                                ----------------------------------------------
Less dividends and distributions:
  In excess of investment income--net                   --               (.10)              --
  Realized gain on investments
  from the Portfolio--net                               --               (.11)              --
                                                ----------------------------------------------
Total dividends and distributions                       --               (.21)              --
                                                ----------------------------------------------
Net asset value, end of period                  $    10.43         $    11.65       $    10.31
                                                ==============================================
----------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                 (10.47%)@           14.99%            3.10%@
                                                ==============================================
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                          1.27%*             1.24%            1.41%*
                                                ==============================================
Investment income--net                                .18%*              .36%            1.42%*
                                                ==============================================
----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $   33,574         $   39,657       $   39,781
                                                ==============================================
----------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


             November 30, 2000 (11) Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                   Class A
                                           ---------------------------------------------------
                                             For the Six           For the      For the Period
                                             Months Ended        Year Ended     Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:    Nov. 30, 2000++     May 31, 2000++  to May 31, 1999
----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period              $  11.63           $  10.30         $  10.00
                                                  --------------------------------------------
Investment income (loss)--net                           --@@              .01              .07
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions from the Portfolio--net               (1.23)              1.51              .23
                                                  --------------------------------------------
Total from investment operations                     (1.23)              1.52              .30
                                                  --------------------------------------------
Less dividends and distributions:
  In excess of investment income--net                   --               (.08)              --
  Realized gain on investments
  from the Portfolio--net                               --               (.11)              --
                                                  --------------------------------------------
Total dividends and distributions                       --               (.19)              --
                                                  --------------------------------------------
Net asset value, end of period                    $  10.40           $  11.63         $  10.30
                                                  ============================================
----------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                 (10.58%)@           14.69%            3.00%@
                                                  ============================================
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                          1.52%*             1.49%            1.66%*
                                                  ============================================
Investment income (loss)--net                        (.06%)*             .08%            1.05%*
                                                  ============================================
----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)          $ 44,795           $ 60,497         $ 83,316
                                                  ============================================
----------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.
 @@   Amount is less than $.01 per share.

      See Notes to Financial Statements.


             November 30, 2000 (12) Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                   Class B
                                           ---------------------------------------------------
                                             For the Six           For the      For the Period
                                             Months Ended        Year Ended     Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:    Nov. 30, 2000++     May 31, 2000++  to May 31, 1999
----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $   11.53          $   10.25        $   10.00
                                                 ---------------------------------------------
Investment income (loss)--net                         (.05)              (.08)             .02
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions from the Portfolio--net               (1.21)              1.50              .23
                                                 ---------------------------------------------
Total from investment operations                     (1.26)              1.42              .25
                                                 ---------------------------------------------
Less dividends and distributions:
  In excess of investment income--net                   --               (.03)              --
  Realized gain on investments
  from the Portfolio--net                               --               (.11)              --
                                                 ---------------------------------------------
Total dividends and distributions                       --               (.14)              --
                                                 ---------------------------------------------
Net asset value, end of period                   $   10.27          $   11.53        $   10.25
                                                 =============================================
----------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                 (10.93%)@           13.87%            2.50%@
                                                 =============================================
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                          2.29%*             2.26%            2.43%*
                                                 =============================================
Investment income (loss)--net                        (.84%)*            (.69%)            .36%*
                                                 =============================================
----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $ 236,079          $ 288,124        $ 286,612
                                                 =============================================
----------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


             November 30, 2000 (13) Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS
(CONCLUDED)

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                   Class C
                                           ---------------------------------------------------
                                             For the Six           For the      For the Period
                                             Months Ended        Year Ended     Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:    Nov. 30, 2000++     May 31, 2000++  to May 31, 1999
----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $   11.53          $   10.25        $   10.00
                                                 ---------------------------------------------
Investment income (loss)--net                         (.05)              (.08)             .02
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions from the Portfolio--net               (1.21)              1.50              .23
                                                 ---------------------------------------------
Total from investment operations                     (1.26)              1.42              .25
                                                 ---------------------------------------------
Less dividends and distributions:
  In excess of investment income--net                   --               (.03)              --
  Realized gain on investments
  from the Portfolio--net                               --               (.11)              --
                                                 ---------------------------------------------
Total dividends and distributions                       --               (.14)              --
                                                 ---------------------------------------------
Net asset value, end of period                   $   10.27          $   11.53        $   10.25
                                                 =============================================
----------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                 (10.93%)@           13.82%            2.50%@
                                                 =============================================
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                          2.29%*             2.26%            2.43%*
                                                 =============================================
Investment income (loss)--net                        (.83%)*            (.70%)            .35%*
                                                 =============================================
----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $ 101,508          $ 127,779        $ 142,727
                                                 =============================================
----------------------------------------------------------------------------------------------

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


             November 30, 2000 (14) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

(1)   Significant Accounting Policies:

      Mercury Pan-European Growth Fund (the "Fund") is part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master Pan-European Growth Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.


             November 30, 2000 (15) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Dividends in excess of net investment income are due primarily to differing tax treatments for foreign currency transactions.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                  Account           Distribution
                                              Maintenance Fee            Fee
      --------------------------------------------------------------------------
      Class A                                      .25%                  --
      --------------------------------------------------------------------------
      Class B                                      .25%                 .75%
      --------------------------------------------------------------------------
      Class C                                      .25%                 .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the six months ended November 30, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:


             November 30, 2000 (16) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                                     FAMD                 MLPF&S
      --------------------------------------------------------------------------
      Class I                                       $    1                $   24
      --------------------------------------------------------------------------
      Class A                                       $1,726               $29,069
      --------------------------------------------------------------------------

      For the six months ended November 30, 2000, MLPF&S received contingent deferred sales charges of $737,463 and $5,332 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services were provided to the Fund by FAM.

      Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended November 30, 2000 were $4,280,149 and $55,492,869, respectively.

(4)   Capital Share Transactions:

      Net decrease in net assets derived from capital share transactions were $48,077,698 and $101,982,761 for the six months ended November 30, 2000 and the year ended May 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months
Ended November 30, 2000                         Shares             Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                         421,581        $  4,869,277
Shares redeemed                                    (607,747)         (6,871,524)
                                                 ------------------------------
Net decrease                                       (186,166)       $ (2,002,247)
                                                 ==============================
--------------------------------------------------------------------------------

Class I Shares for the Year Ended
May 31, 2000                                         Shares        Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                       2,199,781        $ 25,444,355
Shares issued to shareholders in reinvestment
  of dividends and distributions                     49,390             577,868
                                                 ------------------------------
Total issued                                      2,249,171          26,022,223
Shares redeemed                                  (2,703,356)        (30,700,632)
                                                 ------------------------------
Net decrease                                       (454,185)       $ (4,678,409)
                                                 ==============================
--------------------------------------------------------------------------------

Class A Shares for the Six Months
Ended November 30, 2000                           Shares           Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                         109,552        $  1,280,855
Automatic conversion of shares                        2,381              29,000
                                                 ------------------------------
Total issued                                        111,933           1,309,855
Shares redeemed                                  (1,007,887)        (11,404,949)
                                                 ------------------------------
Net decrease                                       (895,954)       $(10,095,094)
                                                 ==============================
--------------------------------------------------------------------------------


             November 30, 2000 (17) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Class A Shares for the Year Ended
May 31, 2000                                         Shares        Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                         482,270        $  5,502,162
Shares issued to shareholders in reinvestment
  of dividends and distributions                     75,117             878,116
                                                 ------------------------------
Total issued                                        557,387           6,380,278
Shares redeemed                                  (3,446,031)        (38,346,833)
                                                 ------------------------------
Net decrease                                     (2,888,644)       $(31,966,555)
                                                 ==============================
--------------------------------------------------------------------------------

Class B Shares for the Six Months
Ended November 30, 2000                           Shares           Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                         640,340        $  7,286,425
Automatic conversion of shares                       (2,405)            (29,000)
Shares redeemed                                  (2,648,184)        (29,717,471)
                                                 ------------------------------
Net decrease                                     (2,010,249)       $(22,460,046)
                                                 ==============================
--------------------------------------------------------------------------------

Class B Shares for the Year Ended
May 31, 2000                                         Shares        Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                       1,719,545        $ 19,392,147
Shares issued to shareholders in reinvestment
  of dividends and distributions                    265,161           3,083,821
                                                 ------------------------------
Total issued                                      1,984,706          22,475,968
Shares redeemed                                  (4,946,474)        (55,762,145)
                                                 ------------------------------
Net decrease                                     (2,961,768)       $(33,286,177)
                                                 ==============================
--------------------------------------------------------------------------------

Class C Shares for the Six Months
Ended November 30, 2000                        Shares              Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                         375,021        $  4,236,250
Shares redeemed                                  (1,576,479)        (17,756,561)
                                                 ------------------------------
Net decrease                                     (1,201,458)       $(13,520,311)
                                                 ==============================
--------------------------------------------------------------------------------

Class C Shares for the Year Ended
May 31, 2000                                         Shares        Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                         887,587        $ 10,055,386
Shares issued to shareholders in reinvestment
  of dividends and distributions                    121,468           1,413,888
                                                 ------------------------------
Total issued                                      1,009,055          11,469,274
Shares redeemed                                  (3,850,764)        (43,520,894)
                                                 ------------------------------
Net decrease                                     (2,841,709)       $(32,051,620)
                                                 ==============================
--------------------------------------------------------------------------------

(5)   Subsequent Event:

      On December 1, 2000, the Fund's Board of Directors declared an ordinary income dividend in the amount of $.140713 per Class I Share, $.098309 per Class A Share and $.006927 per Class B Share, payable on December 18, 2000 to shareholders of record as of December 12, 2000.


             November 30, 2000 (18) Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

                                                                         In US Dollars
                                                                  --------------------------
                  Shares                                                          Percent of
Industries         Held              Investments                     Value        Net Assets
--------------------------------------------------------------------------------------------
Banks

France             32,000   Banque Nationale de Paris (BNP)       $ 2,473,613        0.6%
--------------------------------------------------------------------------------------------
Germany            31,000   Deutsche Bank AG
                            (Registered Shares)                     2,250,591        0.6
                   43,646   HypoVereinsbank                         2,196,044        0.5
                                                                  --------------------------
                                                                    4,446,635        1.1
--------------------------------------------------------------------------------------------
Italy             980,000   Banca Intesa SpA                        4,273,981        1.0
                  150,000   Rolo Banca 1473 SpA                     2,820,420        0.7
                1,007,000   Unicredito Italiano SpA                 5,040,413        1.2
                                                                  --------------------------
                                                                   12,134,814        2.9
--------------------------------------------------------------------------------------------
Spain             390,000   Banco Bilbao Vizcaya, SA                5,214,643        1.2
                  556,000   Banco Santander Central
                            Hispano, SA                             4,931,940        1.2
                                                                  --------------------------
                                                                   10,146,583        2.4
--------------------------------------------------------------------------------------------
Sweden            821,918   Nordbanken Holding AB                   5,818,743        1.4
--------------------------------------------------------------------------------------------
Switzerland        11,769   Credit Suisse Group
                            (Registered Shares)                     2,050,998        0.5
                    1,400   Julius Baer Holdings Ltd.               6,403,964        1.5
                                                                  --------------------------
                                                                    8,454,962        2.0
--------------------------------------------------------------------------------------------
United Kingdom    190,000   Barclays PLC                            5,324,931        1.3
                  675,462   HSBC Holdings PLC                       8,895,500        2.1
                  256,000   Lloyds TSB Group PLC                    2,442,355        0.6
                                                                  --------------------------
                                                                   16,662,786        4.0
--------------------------------------------------------------------------------------------
                            Total Investments in Banks             60,138,136       14.4
--------------------------------------------------------------------------------------------
Beverages

United Kingdom    406,000   Diageo PLC                              4,212,994        1.0
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                            Total Investments in Beverages          4,212,994        1.0
--------------------------------------------------------------------------------------------
Chemicals

Germany            65,000   Bayer AG                                2,863,074        0.7
--------------------------------------------------------------------------------------------
Netherlands       104,500   Akzo Nobel NV                           4,962,263        1.2
--------------------------------------------------------------------------------------------
Switzerland         6,750  +Syngenta AG                               303,318        0.1
                    2,858  +Syngenta AG                               125,704        0.0
                                                                  --------------------------
                                                                      429,022        0.1
--------------------------------------------------------------------------------------------
                            Total Investments in Chemicals          8,254,359        2.0
--------------------------------------------------------------------------------------------


             November 30, 2000 (19) Mercury Pan-European Growth Fund

                                                                         In US Dollars
                                                                  --------------------------
                  Shares                                                          Percent of
Industries         Held              Investments                    Value         Net Assets
--------------------------------------------------------------------------------------------
Commercial Services & Supplies

Denmark            69,452 +ISS A/S                              $ 4,296,869          1.0%
--------------------------------------------------------------------------------------------
Sweden            109,000  Securitas AB 'B'                       1,760,694          0.4
--------------------------------------------------------------------------------------------
Switzerland         5,000  Adecco SA (Registered Shares)          3,110,957          0.8
--------------------------------------------------------------------------------------------
United Kingdom    900,000 +Chubb PLC                              2,832,365          0.7
                  815,000  Hays PLC                               4,043,704          1.0
                                                                ----------------------------
                                                                  6,876,069          1.7
--------------------------------------------------------------------------------------------
                           Total Investments in
                           Commercial Services & Supplies        16,044,589          3.9
--------------------------------------------------------------------------------------------
Communications Equipment

Finland           474,000  Nokia Oyj                             19,867,509          4.8
--------------------------------------------------------------------------------------------
France            139,760  Alcatel                                6,934,682          1.6
--------------------------------------------------------------------------------------------
Sweden            537,910  Telefonaktiebolaget LM
                           Ericsson AB 'B'                        6,141,260          1.5
--------------------------------------------------------------------------------------------
                           Total Investments in
                           Communications Equipment              32,943,451          7.9
--------------------------------------------------------------------------------------------
Construction & Engineering

France             88,200  Bouygues SA                            3,877,294          0.9
--------------------------------------------------------------------------------------------
                           Total Investments in
                           Construction & Engineering             3,877,294          0.9
--------------------------------------------------------------------------------------------
Diversified Financials

Belgium           210,000  Fortis (B)                             6,189,777          1.5
--------------------------------------------------------------------------------------------
Netherlands       117,307  ING Groep NV                           8,453,141          2.0
--------------------------------------------------------------------------------------------
                           Total Investments in
                           Diversified Financials                14,642,918          3.5
--------------------------------------------------------------------------------------------
Diversified Telecommunication Services

Finland           100,000  Sonera Oyj                             1,914,229          0.5
--------------------------------------------------------------------------------------------
Germany            90,000  Deutsche Telekom AG
                           (Registered Shares)                    2,868,210          0.7
--------------------------------------------------------------------------------------------
Italy             950,000 +Olivetti SpA                           2,695,939          0.6
                  775,000  Telecom Italia SpA
                           (Registered Shares)                    4,209,738          1.0
                                                                ----------------------------
                                                                  6,905,677          1.6
--------------------------------------------------------------------------------------------
Spain             482,000 +Telefonica SA                          7,573,437          1.8
--------------------------------------------------------------------------------------------
United Kingdom    340,000  British Telecommunications PLC         2,935,283          0.7
--------------------------------------------------------------------------------------------
                           Total Investments in Diversified
                           Telecommunication Services            22,196,836          5.3
--------------------------------------------------------------------------------------------


             November 30, 2000 (20) Mercury Pan-European Growth Fund

                                                                         In US Dollars
                                                                  --------------------------
                  Shares                                                          Percent of
Industries         Held              Investments                    Value         Net Assets
--------------------------------------------------------------------------------------------
Electrical Equipment

France             15,000  Legrand SA                           $ 2,585,385          0.6%
--------------------------------------------------------------------------------------------
                           Total Investments in
                           Electrical Equipment                   2,585,385          0.6
--------------------------------------------------------------------------------------------
Food & Drug Retailing

France             45,000  Carrefour SA                           2,712,696          0.6
--------------------------------------------------------------------------------------------
United Kingdom  2,082,000  Tesco PLC                              8,352,584          2.0
--------------------------------------------------------------------------------------------
                           Total Investments in
                           Food & Drug Retailing                 11,065,280          2.6
--------------------------------------------------------------------------------------------
Food Products

Netherlands        85,000  Koninklijke Numico NV                  4,395,154          1.1
--------------------------------------------------------------------------------------------
Switzerland         5,750  Nestle SA (Registered Shares)         12,488,478          3.0
--------------------------------------------------------------------------------------------
                           Total Investments in Food Products    16,883,632          4.1
--------------------------------------------------------------------------------------------
Gas Utilities

United Kingdom    850,000  BG Group PLC                           3,449,198          0.8
                  850,000 +Lattice Group PLC                      1,795,390          0.5
--------------------------------------------------------------------------------------------
                           Total Investments in Gas Utilities     5,244,588          1.3
--------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure

France            145,000  Accor SA                               5,465,434          1.3
--------------------------------------------------------------------------------------------
Switzerland         6,000  Kuoni Reisen AG                        2,402,350          0.6
--------------------------------------------------------------------------------------------
                           Total Investments in Hotels,
                           Restaurants & Leisure                  7,867,784          1.9
--------------------------------------------------------------------------------------------
Household Durables

Netherlands        84,275 +Koninklijke (Royal) Philips
                           Electronics NV                         2,788,466          0.7
--------------------------------------------------------------------------------------------
                           Total Investments in
                           Household Durables                     2,788,466          0.7
--------------------------------------------------------------------------------------------
IT Consulting & Services

France             29,194  Cap Gemini SA                          4,038,186          1.0
--------------------------------------------------------------------------------------------
                           Total Investments in
                           IT Consulting & Services               4,038,186          1.0
--------------------------------------------------------------------------------------------


             November 30, 2000 (21) Mercury Pan-European Growth Fund

                                                                         In US Dollars
                                                                  --------------------------
                  Shares                                                          Percent of
Industries         Held              Investments                    Value         Net Assets
--------------------------------------------------------------------------------------------
Industrial Conglomerates

Germany            51,989  Siemens AG                           $ 5,951,220          1.4%
--------------------------------------------------------------------------------------------
                           Total Investments in
                           Industrial Conglomerates               5,951,220          1.4
--------------------------------------------------------------------------------------------
Insurance

France             75,000  Axa                                   10,511,288          2.5
--------------------------------------------------------------------------------------------
Germany            24,500  Allianz AG (Registered Shares)         8,562,891          2.1
                   29,472  Marschollek, Lautenschlaeger
                           und Partner AG (Preferred Shares)      2,873,402          0.7
                    6,276  Marschollek, Lautenschlaeger
                           und Partner AG                           620,080          0.1
                                                                ----------------------------
                                                                 12,056,373          2.9
--------------------------------------------------------------------------------------------
Sweden            210,000  Skandia Forsakrings AB                 3,203,709          0.8
--------------------------------------------------------------------------------------------
Switzerland        12,032  Zurich Financial Services AG           6,488,047          1.6
--------------------------------------------------------------------------------------------
United Kingdom    200,000  Prudential Corporation PLC             3,062,016          0.7
--------------------------------------------------------------------------------------------
                           Total Investments in Insurance        35,321,433          8.5
--------------------------------------------------------------------------------------------
Machinery

Netherlands        50,000  IHC Caland NV                          2,287,239          0.6
--------------------------------------------------------------------------------------------
                           Total Investments in Machinery         2,287,239          0.6
--------------------------------------------------------------------------------------------
Media

Belgium            39,939  Compagnie Luxembourgeoise
                           pour l'Audio-Visuel et
                           la Finance (Audiofina)                 3,016,029          0.7
--------------------------------------------------------------------------------------------
France             60,000  Societe Television Francaise 1         2,632,392          0.6
--------------------------------------------------------------------------------------------
Netherlands       150,000  VNU NV                                 6,554,865          1.6
--------------------------------------------------------------------------------------------
                           Total Investments in Media            12,203,286          2.9
--------------------------------------------------------------------------------------------
Multi-Utilities

France             16,000  Suez Lyonnaise des Eaux SA             2,711,782          0.6
                   47,000  Vivendi                                2,904,859          0.7
--------------------------------------------------------------------------------------------
                           Total Investments in Multi-Utilities   5,616,641          1.3
--------------------------------------------------------------------------------------------
Multiline Retail

France             15,000  Pinault-Printemps-Redoute SA           2,715,960          0.7
--------------------------------------------------------------------------------------------
                           Total Investments in Multiline Retail  2,715,960          0.7
--------------------------------------------------------------------------------------------


             November 30, 2000 (22) Mercury Pan-European Growth Fund

                                                                            In US Dollars
                                                                   -----------------------------
                  Shares                                                              Percent of
Industries         Held              Investments                        Value         Net Assets
------------------------------------------------------------------------------------------------
Oil & Gas

France             82,500  Total Fina SA 'B'                       $ 11,799,410           2.8%
------------------------------------------------------------------------------------------------
United Kingdom  1,140,000  BP Amoco PLC                               8,864,111           2.1
                2,205,000  Shell Transport & Trading Company         17,379,492           4.2
                                                                   -----------------------------
                                                                     26,243,603           6.3
------------------------------------------------------------------------------------------------
                           Total Investments in Oil & Gas            38,043,013           9.1
------------------------------------------------------------------------------------------------
Personal Products

France             57,500  L'Oreal SA                                 4,599,940           1.1
------------------------------------------------------------------------------------------------
                           Total Investments in
                           Personal Products                          4,599,940           1.1
------------------------------------------------------------------------------------------------
Pharmaceuticals

France             69,607  Aventis SA                                 5,462,449           1.3
                   85,000  Sanofi-Synthelabo SA                       5,179,475           1.2
                                                                   -----------------------------
                                                                     10,641,924           2.5
------------------------------------------------------------------------------------------------
Switzerland         6,750  Novartis AG (Registered Shares)           10,950,570           2.6
                      650  Roche Holding AG (Genuss)                  6,440,834           1.6
                                                                   -----------------------------
                                                                     17,391,404           4.2
------------------------------------------------------------------------------------------------
United Kingdom    115,000  AstraZeneca Group PLC                      5,868,864           1.4
                  310,000  Glaxo Wellcome PLC                         9,039,610           2.2
                  445,000  SmithKline Beecham PLC                     5,800,500           1.4
                                                                   -----------------------------
                                                                     20,708,974           5.0
------------------------------------------------------------------------------------------------
                           Total Investments in Pharmaceuticals      48,742,302          11.7
------------------------------------------------------------------------------------------------
Software

Germany            36,032  SAP AG (Systeme, Anwendungen,
                           Produkte in der Datenverarbeitung)
                           (Preferred)                                4,645,283           1.1
                   61,500 +Software AG                                3,265,681           0.8
------------------------------------------------------------------------------------------------
                           Total Investments in Software              7,910,964           1.9
------------------------------------------------------------------------------------------------
Textiles & Apparel

Netherlands        62,953  Gucci Group (NY Registered Shares)         5,850,694           1.4
------------------------------------------------------------------------------------------------
                           Total Investments in Textiles & Apparel    5,850,694           1.4
------------------------------------------------------------------------------------------------


             November 30, 2000 (23) Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                         In US Dollars
                                                                  --------------------------
                  Shares                                                          Percent of
Industries         Held              Investments                    Value         Net Assets
--------------------------------------------------------------------------------------------
Wireless Telecommunication Services

Italy           1,050,000  Telecom Italia Mobile (TIM) SpA     $  4,679,808           1.1%
--------------------------------------------------------------------------------------------
United Kingdom  6,150,000  Vodafone AirTouch PLC                 21,032,754           5.1
--------------------------------------------------------------------------------------------
                           Total Investments in Wireless
                           Telecommunication Services            25,712,562           6.2
--------------------------------------------------------------------------------------------
                           Total Investments
                           (Cost--$379,971,977)                 407,739,152          97.9
                           Other Assets Less Liabilities          2,109,230           0.5
                           Foreign Time Deposits*                 6,559,000           1.6
                                                               -----------------------------
                           Net Assets                          $416,407,382         100.0%
                                                               =============================
--------------------------------------------------------------------------------------------

+     Non-income producing security.
*     Foreign time deposit bears interest at 6.562% and matures on 12/01/2000.

      See Notes to Financial Statements.


             November 30, 2000 (24) Mercury Pan-European Growth Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of November 30, 2000
--------------------------------------------------------------------------------

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

Assets:

Investments, at value (identified cost--$379,971,977)                       $407,739,152
Cash                                                                                 107
Foreign cash                                                                     586,460
Foreign time deposits                                                          6,559,000
Receivables:
  Securities sold                                             $ 1,782,499
  Dividends                                                     1,664,291
  Contributions                                                   322,254
  Interest                                                          1,196      3,770,240
                                                              --------------------------
Total assets                                                                 418,654,959
                                                                            ------------
----------------------------------------------------------------------------------------

Liabilities:

Payables:
  Withdrawals                                                   1,801,806
  Investment adviser                                              239,137      2,040,943
                                                                ---------
Accrued expenses                                                                 206,634
                                                                            ------------
Total liabilities                                                              2,247,577
                                                                            ------------
----------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                  $416,407,382
                                                                            ============
----------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                           $388,802,262
Unrealized appreciation on investments and foreign currency
  transactions--net                                                           27,605,120
                                                                            ------------
Net assets                                                                  $416,407,382
                                                                            ============
----------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 2000 (25) Mercury Pan-European Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2000
--------------------------------------------------------------------------------

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

Investment Income:

Dividends (net of $392,525 foreign withholding tax)                    $  3,235,028
Interest and discount earned                                                324,190
                                                                       ------------
Total income                                                              3,559,218
                                                                       ------------
-----------------------------------------------------------------------------------

Expenses:

Investment advisory fees                               $  1,832,317
Custodian fees                                              183,463
Accounting services                                         114,054
Professional fees                                            34,290
Trustees' fees and expenses                                  16,349
Pricing fees                                                  3,657
Other                                                         6,673
                                                       ------------
Total expenses                                                            2,190,803
                                                                       ------------
Investment income--net                                                    1,368,415
                                                                       ------------
-----------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments &
Foreign Currency Transactions--Net:

Realized gain (loss) from:
  Investments--net                                        1,559,282
  Foreign currency transactions--net                       (323,859)      1,235,423
                                                       ------------
Change in unrealized appreciation/depreciation on:
  Investments--net                                      (51,581,030)
  Foreign currency transactions--net                        (47,545)    (51,628,575)
                                                       ----------------------------
Net Decrease in Net Assets Resulting from Operations                   $(49,024,737)
                                                                       ============
-----------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 2000 (26) Mercury Pan-European Growth Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

                                                                     For the Six          For the
                                                                    Months Ended         Year Ended
Increase (Decrease) in Net Assets:                                  Nov. 30, 2000       May 31, 2000
----------------------------------------------------------------------------------------------------
Operations:

Investment income--net                                              $   1,368,415      $   3,946,912
Realized gain on investments and foreign currency
  transactions--net                                                     1,235,423            119,853
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net                  (51,628,575)        75,497,614
                                                                    --------------------------------
Net increase (decrease) in net assets resulting from operations       (49,024,737)        79,564,379
                                                                    --------------------------------
----------------------------------------------------------------------------------------------------

Net Capital Contributions:

Decrease in net assets derived from net
  capital contributions                                               (51,212,721)      (116,116,372)
                                                                    --------------------------------
----------------------------------------------------------------------------------------------------

Net Assets:

Total decrease in net assets                                         (100,237,458)       (36,551,993)
Beginning of period                                                   516,644,840        553,196,833
                                                                    --------------------------------
End of period                                                       $ 416,407,382      $ 516,644,840
                                                                    ================================
----------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


             November 30, 2000 (27) Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================
The following ratios have been derived from information provided in the financial statements.

                                            For the Six       For the    For the Period
                                           Months Ended     Year Ended   Oct. 30, 1998+
                                           Nov. 30, 2000   May 31, 2000  to May 31, 1999
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                           .90%*           .86%             .89%*
                                             ===========================================
Investment income--net                             .56%*           .71%            1.88%*
                                             ===========================================
----------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)     $ 416,407       $ 516,645        $ 553,197
                                             ===========================================
Portfolio turnover                               27.15%          55.61%           18.95%
                                             ===========================================
----------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


             November 30, 2000 (28) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================
(1)   Significant Accounting Policies:

      Mercury Master Pan-European Growth Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation


             November 30, 2000 (29) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.


             November 30, 2000 (30) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing premiums and discounts on debt securities effective June 1, 2001. Prior to this date, the Portfolio did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of May 31, 2001.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Advisors ("Mercury Advisors"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury Advisors is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the following annual rates:
      .75% of the Portfolio's average daily net assets not exceeding $500 million and .70% of average daily net assets in excess of $500 million. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury Advisors has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury Advisors actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      Accounting services were provided to the Portfolio by FAM.

      In addition, MLPF&S received $51,578 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended November 30, 2000.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, FAM, PSI, and/or ML & Co.


             November 30, 2000 (31) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2000 were $128,812,503 and $167,952,940, respectively.

      Net realized gains (losses) for the six months ended November 30, 2000 and net unrealized gains (losses) as of November 30, 2000 were as follows:

                                              Realized             Unrealized
                                           Gains (Losses)        Gains (Losses)
      -------------------------------------------------------------------------
      Long-term Investments                  $ 1,559,282           $27,767,175
      Foreign currency transactions             (323,859)             (162,055)
                                             ---------------------------------
      Total                                  $ 1,235,423           $27,605,120
                                             =================================
      -------------------------------------------------------------------------

      As of November 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $27,767,175, of which $59,396,933 related to appreciated securities and $31,629,758 related to depreciated securities. At November 30, 2000, the aggregate cost of investments for Federal income tax purposes was $379,971,977.

(4)   Commitments:

      At November 30, 2000, the Portfolio had entered into a foreign exchange contract under which it had agreed to sell foreign currency with an approximate value of $1,812,000.

(5)   Short-Term Borrowings:

      On December 3, 1999, the Portfolio, along with certain other funds managed by Mercury Advisors and its affiliates, entered into a $1,000,000,000 credit agreement with Bank of America, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank of America, N.A. The Portfolio did not borrow under the facility during the six months ended November 30, 2000. On December 1, 2000, this credit agreement was renewed and amended with Bank One, N.A., replacing Bank of America, N.A. as the administrative agent.


             November 30, 2000 (32) Mercury Pan-European Growth Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


             November 30, 2000 (33) Mercury Pan-European Growth Fund

MERCURY MASTER
PAN-EUROPEAN GROWTH FUND

INDUSTRY WEIGHTINGS RELATIVE TO THE MSCI EUROPE INDEX
================================================================================

As of November 30, 2000             Portfolio Allocation  Index Allocation  Portfolio Versus Index
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY
Auto Components                              0.0%                0.4%                -0.4
Automobiles                                  0.0                 1.3                 -1.3
Distributors                                 0.0                 0.1                 -0.1
Hotels, Restaurants & Leisure                1.8                 1.0                 +0.8
Household Durables                           0.6                 0.9                 -0.3
Internet & Catalog Retail                    0.0                 0.1                 -0.1
Leisure Equipment & Products                 0.0                 0.0                  0.0
Media                                        2.9                 2.8                 +0.1
Multiline Retail                             0.6                 1.0                 -0.4
Specialty Retail                             0.0                 0.5                 -0.5
Textiles & Apparel                           1.4                 0.9                 +0.5
--------------------------------------------------------------------------------------------------
Total Consumer Discretionary                 7.3                 9.0                 -1.7
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES
Beverages                                    1.0                 1.0                  0.0
Food & Drug Retailing                        2.6                 2.2                 +0.4
Food Products                                4.0                 3.4                 +0.6
Household Products                           0.0                 0.0                  0.0
Personal Products                            1.1                 1.1                  0.0
Tobacco                                      0.0                 0.4                 -0.4
--------------------------------------------------------------------------------------------------
Total Consumer Staples                       8.7                 8.1                 +0.6
--------------------------------------------------------------------------------------------------
ENERGY
Energy Equipment & Service                   0.0                 0.1                 -0.1
Oil & Gas                                    9.2                 8.3                 +0.9
--------------------------------------------------------------------------------------------------
Total Energy                                 9.2                 8.4                 +0.8
--------------------------------------------------------------------------------------------------
FINANCIALS
Banks                                       14.7                14.9                 -0.2
Diversified Financials                       3.6                 2.3                 +1.3
Insurance                                    8.4                 8.4                  0.0
Real Estate                                  0.0                 0.5                 -0.5
--------------------------------------------------------------------------------------------------
Total Financials                            26.7                26.1                 +0.6
--------------------------------------------------------------------------------------------------
HEALTH CARE
Biotechnology                                0.0                 0.0                  0.0
Health Care Equipment & Supplies             0.0                 0.3                 -0.3
Health Care Providers & Services             0.0                 0.2                 -0.2
Pharmaceuticals                             11.8                10.5                 +1.3
--------------------------------------------------------------------------------------------------
Total Health Care                           11.8                11.0                 +0.8
--------------------------------------------------------------------------------------------------


             November 30, 2000 (34) Mercury Pan-European Growth Fund

MERCURY MASTER
PAN-EUROPEAN GROWTH FUND (CONCLUDED)

As of November 30, 2000              Portfolio Allocation  Index Allocation  Portfolio Versus Index
---------------------------------------------------------------------------------------------------
INDUSTRIALS
Aerospace & Defense                           0.0%                0.4%               -0.4
Air Freight & Couriers                        0.0                 0.3                -0.3
Airlines                                      0.0                 0.4                -0.4
Building Products                             0.0                 0.3                -0.3
Commercial Services & Supplies                3.9                 0.9                +3.0
Construction & Engineering                    1.0                 0.4                +0.6
Electrical Equipment                          0.6                 0.8                -0.2
Industrial Conglomerates                      1.5                 1.6                -0.1
Machinery                                     0.6                 1.0                -0.4
Marine                                        0.0                 0.4                -0.4
Road & Rail                                   0.0                 0.1                -0.1
Trading Companies & Distributors              0.0                 0.1                -0.1
Transportation Infrastructure                 0.0                 0.2                -0.2
---------------------------------------------------------------------------------------------------
Total Industrials                             7.6                 6.9                +0.7
---------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY
Communications Equipment                      7.7                 6.4                +1.3
Computers & Peripherals                       0.0                 0.0                 0.0
Electronic Equipment & Instruments            0.0                 0.0                 0.0
Internet Software & Services                  0.0                 0.0                 0.0
IT Consulting & Services                      0.9                 0.6                +0.3
Office Electronics                            0.0                 0.0                 0.0
Semiconductor Equipment & Products            0.0                 0.9                -0.9
Software                                      1.9                 1.0                +0.9
---------------------------------------------------------------------------------------------------
Total Information Technology                 10.5                 8.9                +1.6
---------------------------------------------------------------------------------------------------
MATERIALS
Chemicals                                     2.0                 1.9                +0.1
Construction Materials                        0.0                 0.8                -0.8
Containers & Packaging                        0.0                 0.1                -0.1
Metals & Mining                               0.0                 0.7                -0.7
Paper & Forest Products                       0.0                 0.3                -0.3
---------------------------------------------------------------------------------------------------
Total Materials                               2.0                 3.8                -1.8
---------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services        5.3                 7.7                -2.4
Wireless Telecommunication Services           6.1                 4.8                +1.3
---------------------------------------------------------------------------------------------------
Total Telecommunication Services             11.4                12.5                -1.1
---------------------------------------------------------------------------------------------------
UTILITIES
Electric Utilities                            0.0                 2.7                -2.7
Gas Utilities                                 1.4                 0.8                +0.6
Multi-Utilities                               1.3                 1.7                -0.4
Water Utilities                               0.0                 0.1                -0.1
---------------------------------------------------------------------------------------------------
Total Utilities                               2.7                 5.3                -2.6
---------------------------------------------------------------------------------------------------
CASH/CASH EQUIVALENT                          2.1                 0.0                +2.1
---------------------------------------------------------------------------------------------------
TOTAL                                       100.0%              100.0%
---------------------------------------------------------------------------------------------------


             November 30, 2000 (35) Mercury Pan-European Growth Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in Europe. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Pan-European Growth Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury Pan-European Growth Fund of
Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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